Schedule of Companys Mineral Properties Payment to Borealis Property Lessors (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 1	5,527,078
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 2	760,903
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 3	0
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 4	175,000
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 5	0
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 6	1,600,000
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 7	0
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 8	1,909,500
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 9	0
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 10	1,081,675
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 11	5,527,078
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 12	5,527,078
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 1		760,903
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 2		560,903
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 3		175,000
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 4		200,000
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 5		1,600,000
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 6		0
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 7		1,909,500
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 8		0
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 9		1,081,675
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 10		0
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 11		5,527,078
Option To Reduce Royalty Schedule Of Companys Mineral Properties Payment To Borealis Property Lessors 12		760,903